Intangibles, Net (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of STC estimated amortization
Total	$ 1,055,611	$ 537,884	$ 33,951
Estimated STC Amortization [Member]
Schedule of STC estimated amortization
June 1, 2016 - December 31, 2016	43,839	46,443
2017	87,678	92,845
2018	87,678	92,845
2019	87,678	92,845
2020	87,678	92,845
2021	43,839	46,443
Total	$ 438,390	$ 464,226